Associated companies (Details 4) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Current assets		$ 29,504	$ 35,563
Non-current assets		88,866	110,000
Current liabilities		28,264	29,607
Non-current liabilities		34,555	37,264
Profit (loss)		11,737	12,614	$ 7,703
Other comprehensive income		(210)	(406)	2,837
Comprehensive income		$ 11,527	12,208	$ 10,540
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Current assets	$ 32,300		32,200
Non-current assets	53,800		53,700
Current liabilities	23,400		23,000
Non-current liabilities	25,700		25,100
Revenue	31,800		59,500
Profit (loss)	8,300		8,600
Other comprehensive income	(600)		(100)
Comprehensive income	$ 7,700		$ 8,500